Property and equipment - Disclosure of detailed information about property, plant and equipment (Details) - EUR (€) € in Thousands		6 Months Ended
	Mar. 15, 2023	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period		€ 6,322	€ 8,542
Acquisitions		285	310
Disposals		(18)	(591)
Depreciation		(845)	(993)
Transfers		0	0
Property, plant and equipment including right-of-use assets at end of period		5,748	7,268
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period		5,055	6,423
Acquisitions		37	79
Disposals		(18)	(513)
Depreciation		(392)	(428)
Transfers		0	0
Property, plant and equipment including right-of-use assets at end of period		4,682	5,561
Write-off of right-of-use asset	€ 500
Lease liabilities – Building "Le Virage"
Reconciliation of changes in property, plant and equipment [abstract]
Write-off of lease liability	€ 700
Lands and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period		2,958	4,242
Acquisitions		15	31
Disposals		0	(513)
Depreciation		(352)	(323)
Transfers		0	0
Property, plant and equipment including right-of-use assets at end of period		2,621	3,437
Laboratory equipment and other
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period		3,378	4,298
Acquisitions		267	279
Disposals		(18)	(78)
Depreciation		(493)	(670)
Transfers		0	0
Property, plant and equipment including right-of-use assets at end of period		3,134	3,829
In progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment including right-of-use assets at beginning of period		0	0
Acquisitions		3	0
Disposals		0	0
Depreciation		0	0
Transfers		0	0
Property, plant and equipment including right-of-use assets at end of period		€ 3	€ 0